Other intangible assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Other intangible assets (Details) [Line Items]
Purchase of intangible assets, classified as investing activities	$ 2,764	$ 9,309
Amortisation, intangible assets other than goodwill	400	$ 400
Computer software [member]
Other intangible assets (Details) [Line Items]
Purchase of intangible assets, classified as investing activities	2,900
AVT23 [member]
Other intangible assets (Details) [Line Items]
Decrease through derecognition, financial assets	$ 15,000